Loss per share of common stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss per share of common stock
Schedule of computation of basic and diluted loss per share of common stock

The following table sets forth the computation of basic and diluted loss per share of common stock (in thousands, except share and per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(3,377)	$(5,652)	$(11,043)	$(22,419)
Denominator:
Weighted average shares of common stock, basic	2,219,625	928,553	1,592,483	629,303
Effect of dilutive securities	—	—	—	—
Weighted average shares of common stock, diluted	2,219,625	928,553	1,592,483	629,303
Loss per share of common stock, basic and diluted	$(1.52)	$(6.09)	$(6.93)	$(35.63)

The following table sets forth the computation of basic and diluted loss per share of common stock (in thousands, except share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(27,592)	$(12,470)
Denominator:
Weighted average shares of common stock, basic	705,193	461,009
Effect of dilutive securities	—	—
Weighted average shares of common stock, diluted	705,193	461,009
Loss per share of common stock, basic and diluted	$(39.13)	$(27.05)

Schedule of outstanding securities which were not included in the calculation of diluted earnings per share of common stock

	As of September 30,
	2025	2024
Stock options	420	420
RSUs	29,514	13,620
Warrants	722,644	1,170,516

	As of December 31,
	2024	2023
Stock options	420	420
RSUs	14,728	12,352
Warrants	1,170,516	2,350